Operating Segments Information - Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 8,108	$ 6,585	$ 4,851
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 746	$ 811	$ 1,001
Percentage of entity's revenue	9.00%	12.00%	21.00%
Customer B
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 1,329	$ 995	$ 537
Percentage of entity's revenue	16.00%	15.00%	11.00%